Finance Expense, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($) $ / shares	Dec. 31, 2024 MXN ($) $ / shares	Dec. 31, 2023 MXN ($) $ / $
Finance Expense, Net
Interest expense	$ (7,508,600)	$ (7,975,554)	$ (7,742,095)
Other finance expense, net			(134,847)
Foreign exchange loss, net		(837,200)	(149,151)
Finance expense	(7,508,600)	(8,812,754)	(8,026,093)
Interest income	2,666,834	3,343,856	3,180,192
Other finance income, net	302,287	773,727
Foreign exchange gain, net	399,193
Finance income	3,368,314	4,117,583	3,180,192
Finance expense, net	(4,140,286)	(4,695,171)	(4,845,901)
Additional lease liabilities	308,753	291,802	347,365
Satellite transponder lease agreement and other lease agreement	154,267	177,128	202,864
Dismantling obligation incurred	56,668	58,051	61,762
Amortization of finance cost	89,862	144,212	$ 147,165
Finance expense (income) on prepayment of long term debt	$ 78,579	$ (423,204)
Foreign exchange rate	18.0165	20.8691	16.9325